Commitments and Contingencies (Details) - USD ($) $ in Thousands		6 Months Ended
	Sep. 30, 2022	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies [Line Items]
Unconditional purchase commitment		$615
Shares of common stock in settlement amount	$ 8,434
Common Stock [Member]
Commitments and Contingencies [Line Items]
Shares of common stock in settlement			1,233,108